Debt (Details Textual) - USD ($) $ in Millions				1 Months Ended				3 Months Ended	6 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Aug. 04, 2016	Jul. 29, 2016	Jan. 22, 2016	May 22, 2014	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Mar. 31, 2017
Line of Credit Facility, Maximum Borrowing Capacity					$ 71.3
Required Minimum Solvency Covenant									30.00%
Required Minimum Cash Balance											$ 23.3
Minimum Net Worth Required										$ 150.0
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.75%
Debt Instrument Maturity Period					2023
Minimum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense									1
Cash and Cash Equivalent Percentage										5.00%
Fair market Value Percentage									130.00%
Maximum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense									2.25
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13.5
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
Debt Instrument Maturity Period			2021
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 39.0
CACIB Bank Facility [Member] | Tranche I [Member]
Long-term Line of Credit	$ 2.3
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0							$ 25.0
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.50%
Debt Instrument Maturity Period							2022
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount				$ 36.6
Short-term Debt, Refinanced, Amount						$ 20.0
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.55%		LIBOR plus 2.75%
Debt Instrument Maturity Period		2022		2023
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Nordea/SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.50%
Debt Instrument Maturity Period						2023